Operations	12 Months Ended
Dec. 31, 2021
Operations [Abstract]
Operations	Operations
XP Inc. (the “Company”) is a Cayman Island exempted company with limited liability, incorporated on August 29, 2019. The registered office of the Company is Ugland House, 121 South Church Street in George Town, Grand Cayman. The Company’s principal executive office is located in the city of São Paulo, Brazil.
The Group carried out a corporate reorganization in order to prepare the structure for the Initial Public Offering of its shares. As a result, XP Inc. was incorporated in 2019 and is currently the entity which is registered with the U.S. Securities and Exchange Commission (“SEC”) and for which these financial statements are presented.
XP Inc. is a holding company controlled by XP Controle Participações S.A. and XP Control LLC, companies which holds together 68.28% of voting rights and whose is ultimately controlled by a group of individuals.
XP Inc. and its subsidiaries (collectively, “Group” or “XP Group”) is a leading, technology-driven financial services platform and a trusted provider of low-fee financial products and services in Brazil. XP Group are principally engaged in providing its customers, represented by individuals and legal entities in Brazil and abroad, various financial products, services, digital content and financial advisory services, mainly acting as broker-dealer, including securities brokerage, private pension plans, commercial and investment banking products such as loan operations, transactions in the foreign exchange markets and deposits, through our brands that reach clients directly and through network of Independent Financial Advisers (“IFAs”).
These consolidated financial statements were approved by the Board of Director’s meeting on April 5, 2022.
1.1    Follow-on public offering
On July 1, 2020, XP Inc. concluded an underwritten public offering of 22,465,733 Class A common shares offered by General Atlantic (XP) Bermuda, L.P. and XP Controle Participações S.A. (“selling shareholders”) at a public offering price of US$42.50 per share, including the full exercise of the underwriters’ option to purchase an additional 2,930,313 Class A common shares from the selling shareholders. The Company did not receive any proceeds from the sale of Class A common shares by the selling shareholders and there were no changes in the Company’s control structure as a result of such transaction.
On December 7, 2020, XP Inc closed of its underwritten secondary public offering of 31,654,894 Class A common shares, 7,130,435 of which were issued and sold by the Company and 24,524,459 of which were sold by ITB Holding Brasil Participações Ltda. The offering was made pursuant to a registration statement on Form F-1 filed with the SEC.
The offering price per Class A common share was US$39.00, resulting in gross proceeds of US$283,087 thousand (or R$1,444,530) to XP Inc, deducting R$31,599 thousand as underwriting discounts and commissions. Additionally, the Company incurred in R$7,271 thousand regarding other offering expenses, of which R$5,622 thousand was recognized directly in income statements and an amount of R$1,649 in equity as transaction costs.
1.2    Spin-off of Itaú’s investment in XP Inc.
In January 2021, XP Inc. reached an agreement with Itausa S.A. in connection with Itaú’s spin-off of its investment in XP Inc., and entered into two agreements regarding the corporate reorganization announced by Itaú Unibanco Holding S.A. on December 31, 2020 (Itaú Agreements).The U.S. Federal Reserve Board’s (FED) and the Brazilian Central Bank (BACEN) approved the legal and accounting segregation of the Itaú’s investments in XP Inc. to XPart on May 31, 2021 and July 26, 2021 respectively.
On June 22, 2021, XP Inc. filed a registration statement on Form F-4 with the U.S. Securities and Exchange Commission, or the “SEC” as part of the Itaú spin-off of its investment in XP Inc. The prospectus relates to the Class A common shares, or “XP Shares,” of XP Inc., including Class A common shares in the form of Brazilian Depositary Receipts of XP (each representing one XP Share), or the “XP BDRs.”
On October 1, 2021, the corporate reorganization was completed and XPart ceased to exist. On October 4, 2021, XP Inc. started trading its BDR (“Brazilian Depositary Receipts”) under symbol XPBR31, on Brazilian stock exchange B3 (Brasil, Bolsa, Balcão). The impact of this transaction is presented in Note 25 (b) and (c).